Product Returns Liability (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Product Returns Liability (Textual) [Abstract]
Product return reserves for former customer	$ 3.0
Product return reserves for current customer	$ 1.9
Maximum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities	5.00%
Minimum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities	3.00%